Recurring Fair Value Measurements - Summary of fair value measurements inputs (Detail)	Jun. 30, 2021 yr	Dec. 31, 2020 yr	Sep. 30, 2020 yr	Jun. 30, 2020 yr	Mar. 31, 2020 yr	Feb. 13, 2020 yr
Private Placement Warrants [Member] | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0099	0.0047	0.0035	0.0037	0.005	0.0148
Private Placement Warrants [Member] | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.00	5.00	5.00	5.00	5.00	5.00
Private Placement Warrants [Member] | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.170	0.220	0.210	0.150	0.17	0.220
Private Placement Warrants [Member] | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.000	0.000	0.000	0.000	0.000	0.000
Private Placement Warrants [Member] | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50	11.50	11.50	11.50	11.5	11.5
Private Placement Warrants [Member] | Asset Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	9.91	10.48	9.83	9.82	9.46	9.48
Public Warrant [Member] | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input					0.005	0.0148
Public Warrant [Member] | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input					5.00	5.00
Public Warrant [Member] | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input					0.170	0.220
Public Warrant [Member] | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input					0.000	0.000
Public Warrant [Member] | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input					11.5	11.5
Public Warrant [Member] | Asset Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input					9.46	9.48